Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of balance sheet is an increase to class A ordinary shares - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 25, 2021
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 383,961,447	$ 352,238,041	$ 353,411,664
Total liabilities	50,589,661	31,383,762	32,741,792
Class A ordinary shares subject to possible redemption	328,371,780	315,854,270	315,669,870
Preferred shares
Class A ordinary shares	543	341	343
Class B ordinary shares	956	1,006	1,006
Additional paid-in capital	23,011,468	5,663,632	5,632,580
Accumulated deficit	(18,012,961)	(664,970)	(633,927)
Total shareholders’ equity (deficit)	5,000,006	5,000,009	5,000,002
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	383,961,447	352,238,041	353,411,664
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Total liabilities
Class A ordinary shares subject to possible redemption	54,222,790	34,145,730	34,330,130
Preferred shares
Class A ordinary shares	(543)	(341)	(343)
Class B ordinary shares
Additional paid-in capital	(23,011,468)	(5,663,632)	(5,632,580)
Accumulated deficit	(31,210,779)	(28,481,757)	(28,697,207)
Total shareholders’ equity (deficit)	(54,222,790)	(34,145,730)	(34,330,130)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	383,961,447	352,238,041	353,411,664
Total liabilities	50,589,661	31,383,762	32,741,792
Class A ordinary shares subject to possible redemption	382,594,570	350,000,000	350,000,000
Preferred shares
Class A ordinary shares
Class B ordinary shares	956	1,006	1,006
Additional paid-in capital
Accumulated deficit	(49,223,740)	(29,146,727)	(29,331,134)
Total shareholders’ equity (deficit)	(49,222,784)	(29,145,721)	(29,330,128)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$ 383,961,447	$ 352,238,041	$ 353,411,664